Capital and financing transactions (Tables)	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Schedule of Capital and Financing Transactions

	For the three months ended
	April 30, 2024		April 30, 2023
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,222,127,412	$20,599	1,191,751,567	$18,732
Issued in relation to share-based payments, net	57,036	4	21,931	2
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	7,385,149	463	6,401,014	426
Outstanding at end of period	1,229,569,597	$21,066	1,198,174,512	$19,160

	For the six months ended
	April 30, 2024		April 30, 2023
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,214,044,420	$20,109	1,191,375,095	$18,707
Issued in relation to share-based payments, net	115,078	8	398,403	27
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	15,410,099	949	6,401,014	426
Outstanding at end of period	1,229,569,597	$21,066	1,198,174,512	$19,160
(1)
Commencing with the dividend declared on February 28, 2023 and paid on April 26, 2023, the Bank issued to participants of the Shareholder Dividend and Share Purchase Plan (the Plan), common shares from treasury with a discount of 2% to the average market price (as defined in the Plan). Prior to the dividend paid on April 26, 2023, common shares received by participants under the Plan were shares purchased from the open market at prevailing market prices.